BUSINESS COMBINATIONS (Details Narrative) - USD ($)		3 Months Ended			9 Months Ended
	Aug. 19, 2021	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill		$ 21,907,599			$ 21,907,599		$ 22,376,025
Amortization of Intangible Assets		$ 42,505		$ 99,729	$ 134,764	$ 290,187
Purchase Agreement [Member] | Convertible Notes Payable [Member]
Business Acquisition [Line Items]
Long-Term Debt, Gross	$ 278,000
Curiosity Ink Media [Member]
Business Acquisition [Line Items]
Shares issued	1,771,883
Shares issued	$ 2.82
Long-Term Debt, Gross	$ 400,000
Debt Instrument, Interest Rate, Effective Percentage	8.00%
Goodwill	$ 14,271,969
Goodwill, Period Increase (Decrease)			$ 468,426
Increase (Decrease) in Intangible Assets, Current			468,426
Amortization of Intangible Assets			$ 15,944